LEASES (Tables)	12 Months Ended
Dec. 31, 2024
LEASES
Schedule of Operating Lease Related Assets And Liabilities And Other Related Information

Information related to operating leases as of December 31, 2024 and 2023 are as follows:

	As of December 31,
	2024	2023
Assets
Operating lease right-of-use assets, non-current	$3,597	$3,777
Liabilities
Operating lease liabilities, current	$816	$626
Operating lease liabilities, non-current	$3,066	$3,261
Weighted average remaining lease term (years)	4.6	5.1
Weighted average discount rate	5.7%	5.5%

Schedule Of Components Of Operating Lease Expense

Information related to operating lease activities during the years ended December 31, 2024, 2023 and 2022 are as follows:

	Year Ended December 31,
	2024	2023	2022
Operating lease expense	$933	$715	$1,364
Expense for short-term leases within 12 months	$10	$—	$2

Schedule of Lessee, Operating Lease, Liability, Maturity

Maturities of lease liabilities were as follows:

Year Ended December 31,
2025	$1,011
2026	1,040
2027	1,069
2028	557
2029	337
Thereafter	420
Total undiscounted lease payments	$4,434
Less: imputed interest	(552)
Total lease liabilities	$3,882